Shareholders' Equity (Details)		12 Months Ended
	Dec. 05, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($)	Dec. 04, 2023 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares	Apr. 20, 2023 $ / shares shares	Apr. 03, 2023 $ / shares shares	Nov. 25, 2022 USD ($)	Nov. 25, 2022 HKD ($)	Nov. 21, 2022 USD ($) $ / shares shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Ordinary shares outstanding		15,625,000	15,625,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares value (in Dollars) | $		$ 1,563	$ 1,563
Ordinary shares issued		15,625,000	15,625,000
IPO investors at the consideration				$ 794,903	$ 6,240,000
Net proceeds (in Dollars) | $	$ 10,133,680
Underwriting discounts and offering expenses (in Dollars) | $	1,366,320
IPO costs capitalized (in Dollars) | $				442,762
Deferred IPO cost charged to additional paid-in capital (in Dollars) | $			$ 2,156,587
Debt due from capital contributions											$ 2,025,475	$ 15,900,000
Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares										$ 0.0001
Ordinary shares issued									11,385,000	80,000
Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				10,000					1,265,000
Shareholders [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares issued									12,650,000
Subdivide Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized													10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001
Ordinary shares issued										80,000
Subdivide Shares [Member] | Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									11,385,000
Share Capital [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized				500,000,000									500,000,000
Ordinary shares outstanding				11,475,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001									$ 0.0001
Ordinary shares issued				11,475,000
IPO [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares							$ 4
Ordinary shares issued							2,500,000
Price per share (in Dollars per share) | $ / shares							$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued						375,000
Price per share (in Dollars per share) | $ / shares						$ 4		$ 4
Gross proceeds (in Dollars) | $	$ 11,500,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding		15,625,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		15,625,000
Ordinary Shares [Member] | Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued										10,000
Ordinary Shares [Member] | Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									1,265,000
Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized		50,000
Ordinary shares outstanding		1
Numbers of ordinary shares par value (in Dollars per share) | $ / shares		$ 1
Ordinary Shares [Member] | Subdivide Shares [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares													$ 1
Ordinary Shares [Member] | Share Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding													10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001
Common stock, shares value (in Dollars) | $				$ 50,000									$ 50,000
Ordinary shares issued													10,000
Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							375,000